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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               May 11, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   51

Form I3F Information Table Value Total:   $227,128 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1)

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
COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AMERICAN ELEC PWR INC          COM                025537101    6060     177300  SH          SOLE         NONE        177300
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206     759      20000  SH          SOLE         NONE         20000
APPLE INC                      COM                037833100    8178      34800  SH          SOLE         NONE         34800
ATLAS ENERGY INC               COM                049298102    5387     173100  SH          SOLE         NONE        173100
AUTOMATIC DATA PROCESSING IN   COM                053015103    7115     160000  SH          SOLE         NONE        160000
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702    4137      50900  SH          SOLE         NONE         50900
BORDERS GROUP INC              COM                099709107     516     300000  SH          SOLE         NONE        300000
CABLEVISION SYS CORP           CL A NY CABLVS     12686C109    1207      50000  SH          SOLE         NONE         50000
CHEVRON CORP NEW               COM                166764100    3792      50000  SH          SOLE         NONE         50000
CISCO SYS INC                  COM                17275R102    6385     245300  SH          SOLE         NONE        245300
CITIGROUP INC                  COM                172967101   10328    2550000  SH          SOLE         NONE       2550000
COLONY FINL INC                COM                19624R106    6900     345000  SH          SOLE         NONE        345000
COMCAST CORP NEW               CL A               20030N101    2825     150000  SH          SOLE         NONE        150000
CONOCOPHILLIPS                 COM                20825C104    3838      75000  SH          SOLE         NONE         75000
DIAGEO P L C                   SPON ADR NEW       25243Q205    3373      50000  SH          SOLE         NONE         50000
DOW CHEM CO                    COM                260543103    4436     150000  SH          SOLE         NONE        150000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS       G10082140    1791     100000  SH          SOLE         NONE        100000
EXXON MOBIL CORP               COM                30231G102    1427      21300  SH          SOLE         NONE         21300
GENERAL GROWTH PPTYS INC       COM                370021107    4827     300000  SH          SOLE         NONE        300000
GOLDMAN SACHS GROUP INC        COM                38141G104   11944      70000  SH          SOLE         NONE         70000
HESS CORP                      COM                42809H107    2502      40000  SH          SOLE         NONE         40000
HEWLETT PACKARD CO             COM                428236103    8275     155700  SH          SOLE         NONE        155700
HOLLY CORP                     COM PAR $0.01      435758305    3070     110000  SH          SOLE         NONE        110000
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN     435763107    1108      26075  SH          SOLE         NONE         26075
HUDSON CITY BANCORP            COM                443683107    1717     121149  SH          SOLE         NONE        121149
INTERNATIONAL BUSINESS MACHS   COM                459200101   11414      89000  SH          SOLE         NONE         89000
JP MORGAN CHASE & CO           *W EXP 10/28/2018  46634E114     769      50000  SH          SOLE         NONE         50000
JPMORGAN CHASE & CO            COM                46625H100    5782     129200  SH          SOLE         NONE        129200
KAPSTONE PAPER & PACKAGING CO  COM                48562P103    1484     125000  SH          SOLE         NONE        125000
KRAFT FOODS INC                CL A               50075N104    9002     297700  SH          SOLE         NONE        297700
LAZARD LTD                     COM                G54050102     893      25000  SH          SOLE         NONE         25000
MARKET VECTORS ETF TR          GOLD MINER ETF     57060U100    1110      25000  SH          SOLE         NONE         25000
MCDONALDS CORP                 COM                580135101    4003      60000  SH          SOLE         NONE         60000
MICROSOFT CORP                 COM                594918104    8787     300000  SH          SOLE         NONE        300000
MOTOROLA INC                   COM                620076109    3510     500000  SH          SOLE         NONE        500000
MYRIAD PHARMACEUTICALS INC     COM                62856H107     339      75000  SH          SOLE         NONE         75000
ORACLE CORP                    COM                68389X105    6222     242000  SH          SOLE         NONE        242000
PEPSICO INC                    COM                713448108    6616     100000  SH          SOLE         NONE        100000
PFIZER INC                     COM                717081103    5145     300000  SH          SOLE         NONE        300000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    2697     620000  SH          SOLE         NONE        620000
SYMETRA FINL CORP              COM                87151Q106    3295     250000  SH          SOLE         NONE        250000
TIME WARNER INC                COM NEW            887317303    3127     100000  SH          SOLE         NONE        100000
TRANSATLANTIC HLDGS INC        COM                893521104    1056      20000  SH          SOLE         NONE         20000
TRAVELERS COMPANIES INC        COM                89417E109    4046      75000  SH          SOLE         NONE         75000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209    5688     244000  SH          SOLE         NONE        244000
WELLS FARGO & CO NEW           COM                949746101    5602     180000  SH          SOLE         NONE        180000
WELLS FARGO & CO NEW           PERP PFD CNV A     949746804     943        967  SH          SOLE         NONE           967
WEST COAST BANCORP ORE NEW     COM                952145100    3870    1500000  SH          SOLE         NONE       1500000
WILLIAMS CO INC DEL            COM                969457100    6930     300000  SH          SOLE         NONE        300000
XTO ENERGY INC                 COM                98385X106    4718     100000  SH          SOLE         NONE        100000
YAHOO INC                      COM                984332106    8187     495300  SH          SOLE         NONE        495300

(1)  Neither  this  Form  13F  Information  Table nor the Form 13F Summary Page includes the managers' holdings of 122,300 preferred shares  of  "BANK  OF  AMERICA CORP.," CUSIP 060505831, as of March 31, 2010, the total value of which were $2,548,000; 45,000 7.25%
preferred  shares  of  "GENERAL MOTORS CORP.," CUSIP 370442774, as of March 31, 2010, the total value of which were $371,000; 25,425
7.375%  senior  preferred  shares  of  "GENERAL  MOTORS CORP.," CUSIP 370442725, as of March 31, 2010, the total value of which were
$210,000;  665,000  common shares of "KKR PRIVATE EQUITY INVESTORS," CUSIP 9999271D0, as of March 31, 2010, the total value of which were  $7,648,000; or 98,400 common shares of "NESTLE S.A. ADR," CUSIP 641069406, as of March 31, 2010, the total value of which were
$5,038,000.  The reason these shares are not listed is that these securities do not appear on the List of Section 13F Securities for the first quarter of fiscal year 2010.
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